CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICITS) EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICITS) EQUITY [Abstract]
Foreign currency translation adjustments, tax portion